Critical Accounting Estimates and Judgments	9 Months Ended
Sep. 30, 2023
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments

4. Critical Accounting Estimates and Judgments

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The significant judgements made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Company’s annual financial statements for the year ended December 31, 2022.

Revenue recognition for the Eli Lilly collaboration and license agreement

a. Identification of the performance obligation

Note 13 describes the Company’s original research and collaboration agreement with Eli Lilly and Company, and the amended and restated research and collaboration agreement (collectively, the “Collaboration agreement”). Under the Collaboration agreement, ProQR provides Eli Lilly with a license (with a right to sub-license) to exploit compounds resulting from the collaboration. A significant amount of judgement is required to determine whether the license is distinct from the other promises in the contract. The license was concluded not to be distinct from the other promises in the contract based on the following considerations:

●	the license has no stand-alone value to Eli Lilly without the Company being involved in the research and development collaboration, and;
●	there are significant interdependencies between the license and the research and development services to be provided by the Company.

b. Determining the timing of satisfaction of performance obligations

Under the Collaboration agreement, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services. As our estimate of the total labor hours required is dependent on the evolution of the research and development activities, it may be subject to change. If the progression and/or outcome of certain research and development activities would be different from the assumptions that were made during the preparation of these financial statements, this could lead to material adjustments to the total estimated labor hours, which might result in a reallocation of revenue between current and future periods. Our total deferred revenue balance related to this Eli Lilly performance obligation amounts to € 68,007,000 at September 30, 2023 (December 31, 2022: € 71,210,000).

c. Determining the transaction price

The Company applied judgement to determine whether the equity investments made by Eli Lilly in ProQR are part of the transaction price for the Collaboration agreement. The Company concluded that the differences between the prices that Eli Lilly paid for the shares and the ProQR stock closing prices on the days of entering into the equity investment agreements arose because of the Company’s existing obligations to deliver research and development services to Eli Lilly under the terms of the Collaboration agreement. Therefore, the above differences between the closing share prices on the agreement effective dates and the equity investment prices paid by Eli Lilly are considered to be part of the transaction price of the contract and are initially allocated to deferred revenue.

The contract also includes variable consideration, but no variable consideration was included in the transaction price, as it is not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Research and development expenditures

Research expenditures are reflected in the income statement. Development expenses are currently also reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.